Schedule of Warrants (Details)	9 Months Ended
Sep. 30, 2022 shares
Equity [Abstract]
Warrants, Beginning Balance	3,731,263
Issued as a result of price adjustments on CVN	133,284
Variable quantity of warrants related to February 2020 note	216,993
Warrants issued with 2022 Bridge Note	1,111,112
Warrants, Ending Balance	5,192,652